American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate
October 31, 2025

Strategic Allocation: Moderate - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 48.0%
American Century Diversified Corporate Bond ETF	546,672	26,032,521
American Century Focused Dynamic Growth ETF(2)	214,103	27,620,250
American Century Focused Large Cap Value ETF	346,616	25,271,773
American Century Multisector Income ETF	812,544	36,080,772
American Century Quality Diversified International ETF	445,630	27,525,674
American Century Short Duration Strategic Income ETF	433,177	22,419,076
American Century U.S. Quality Growth ETF	360,025	41,525,283
American Century U.S. Quality Value ETF(3)	644,969	41,445,708
Avantis Emerging Markets Equity ETF(3)	323,471	25,078,707
Avantis International Equity ETF	348,727	27,685,436
Avantis International Small Cap Value ETF(3)	101,490	9,053,923
Avantis U.S. Equity ETF	448,825	49,491,933
Avantis U.S. Small Cap Value ETF	113,291	11,079,860
TOTAL AFFILIATED FUNDS (Cost $246,975,575)		370,310,916
COMMON STOCKS — 27.1%
Aerospace and Defense — 0.7%
AAR Corp.(2)	1,461	123,031
Airbus SE	2,045	504,238
Astronics Corp.(2)	1,408	69,245
ATI, Inc.(2)	1,682	166,468
Axon Enterprise, Inc.(2)	927	678,777
Babcock International Group PLC	6,185	98,768
Carpenter Technology Corp.	505	159,530
Chemring Group PLC	6,420	48,396
Curtiss-Wright Corp.	807	480,754
Exosens SAS	1,643	92,296
Firefly Aerospace, Inc.(2)	605	14,677
HEICO Corp.	1,351	429,307
Hexcel Corp.	5,141	367,067
Howmet Aerospace, Inc.	6,061	1,248,263
L3Harris Technologies, Inc.	1,757	507,949
Rheinmetall AG	147	288,970
		5,277,736
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	883	51,461
Deutsche Post AG	6,679	306,876
FedEx Corp.	671	170,313
		528,650
Automobile Components — 0.2%
BorgWarner, Inc.	6,883	295,694
Cie Generale des Etablissements Michelin SCA	12,245	391,172
Continental AG	4,873	372,355
Gentex Corp.	9,079	212,902
Hyundai Mobis Co. Ltd.	1,518	335,687
JTEKT Corp.	8,700	87,035
Linamar Corp.	3,824	207,075
		1,901,920
Automobiles — 0.3%
Bayerische Motoren Werke AG	4,323	403,097

Ferrari NV	1,100	440,506
Kia Corp.	3,083	258,598
Mercedes-Benz Group AG	5,304	344,148
Tesla, Inc.(2)	1,890	862,898
		2,309,247
Banks — 1.3%
Bancorp, Inc.(2)(3)	1,768	115,574
Bank of America Corp.	13,550	724,248
Bankinter SA	4,240	63,915
Barclays PLC	97,022	520,389
BAWAG Group AG(2)	348	44,972
BNP Paribas SA	2,657	205,806
BPER Banca SpA	13,021	156,016
Coastal Financial Corp.(2)	719	76,574
Commerce Bancshares, Inc.	12,474	656,507
Erste Group Bank AG	3,358	347,851
First Hawaiian, Inc.(3)	12,374	303,534
Hana Financial Group, Inc.	2,540	152,168
HDFC Bank Ltd.	21,044	233,985
JPMorgan Chase & Co.	2,475	770,022
Lloyds Banking Group PLC	320,319	375,570
Mebuki Financial Group, Inc.	20,800	129,784
NOBA Bank Group AB(2)	5,452	54,920
NU Holdings Ltd., Class A(2)	36,257	584,100
PNC Financial Services Group, Inc.	497	90,727
Prosperity Bancshares, Inc.(3)	8,167	537,552
Rakuten Bank Ltd.(2)	7,900	433,610
Regions Financial Corp.	23,031	557,350
Societe Generale SA	16,628	1,054,558
Suruga Bank Ltd.	14,000	140,142
Triumph Financial, Inc.(2)(3)	1,238	67,421
Truist Financial Corp.	15,717	701,450
U.S. Bancorp	17,169	801,449
Westamerica Bancorporation	3,993	190,266
Woori Financial Group, Inc.	4,893	87,104
		10,177,564
Beverages — 0.2%
Celsius Holdings, Inc.(2)	1,058	63,723
Heineken NV	6,571	508,808
Lifedrink Co., Inc.	4,600	59,856
PepsiCo, Inc.	2,482	362,595
Pernod Ricard SA	3,825	374,623
Vita Coco Co., Inc.(2)	1,227	50,528
		1,420,133
Biotechnology — 0.6%
AbbVie, Inc.	2,152	469,222
ADMA Biologics, Inc.(2)	7,592	117,524
Akero Therapeutics, Inc.(2)	1,264	68,509
Alkermes PLC(2)	2,050	62,935
Alnylam Pharmaceuticals, Inc.(2)	1,051	479,298
Arcellx, Inc.(2)	698	62,994
Arcutis Biotherapeutics, Inc.(2)(3)	2,673	67,654
Argenx SE, ADR(2)	719	588,501
Biohaven Ltd.(2)	1,279	21,999
Bridgebio Pharma, Inc.(2)	2,033	127,347

Celldex Therapeutics, Inc.(2)	1,336	35,711
Centessa Pharmaceuticals PLC, ADR(2)(3)	2,214	55,129
Cytokinetics, Inc.(2)(3)	845	53,734
Gilead Sciences, Inc.	3,202	383,568
Grifols SA, Preference Shares	13,463	125,135
Ionis Pharmaceuticals, Inc.(2)	764	56,765
Madrigal Pharmaceuticals, Inc.(2)	324	135,724
Mineralys Therapeutics, Inc.(2)(3)	1,739	71,056
Natera, Inc.(2)	4,805	955,859
Newamsterdam Pharma Co. NV(2)(3)	757	28,728
Nuvalent, Inc., Class A(2)	707	70,219
Protagonist Therapeutics, Inc.(2)	997	78,384
Revolution Medicines, Inc.(2)(3)	817	48,072
Scholar Rock Holding Corp.(2)	1,354	40,105
Twist Bioscience Corp.(2)(3)	1,659	54,565
UroGen Pharma Ltd.(2)	1,122	22,967
Vaxcyte, Inc.(2)	637	28,843
Vera Therapeutics, Inc.(2)	1,327	37,766
Vertex Pharmaceuticals, Inc.(2)	553	235,340
Viking Therapeutics, Inc.(2)(3)	594	22,620
Xenon Pharmaceuticals, Inc.(2)	1,277	53,532
		4,659,805
Broadline Retail — 0.5%
Alibaba Group Holding Ltd.	5,200	110,649
Alibaba Group Holding Ltd., ADR	3,909	666,211
Amazon.com, Inc.(2)	7,935	1,937,886
Coupang, Inc.(2)	24,701	789,691
Ollie's Bargain Outlet Holdings, Inc.(2)	419	50,619
Ryohin Keikaku Co. Ltd.	12,900	265,345
		3,820,401
Building Products — 0.3%
A.O. Smith Corp.	4,121	271,945
Fortune Brands Innovations, Inc.	1,344	68,275
Hayward Holdings, Inc.(2)	11,362	192,813
Johnson Controls International PLC	9,608	1,099,059
Masco Corp.	3,246	210,211
Trex Co., Inc.(2)	2,410	116,451
Volution Group PLC	4,913	42,431
		2,001,185
Capital Markets — 0.9%
Ameriprise Financial, Inc.	614	278,001
Ares Management Corp., Class A	3,550	527,921
Bank of New York Mellon Corp.	1,779	192,008
Blackrock, Inc.	298	322,677
Coinbase Global, Inc., Class A(2)	621	213,487
Etoro Group Ltd., Class A(2)(3)	1,496	55,442
flatexDEGIRO AG	2,828	107,272
Goldman Sachs Group, Inc.	462	364,689
Hamilton Lane, Inc., Class A	822	93,675
HUB24 Ltd.	958	71,386
Intercontinental Exchange, Inc.	1,365	199,686
KKR & Co., Inc.	1,968	232,873
London Stock Exchange Group PLC	3,336	415,753
LPL Financial Holdings, Inc.	1,662	627,089
Miami International Holdings, Inc.(2)	1,625	71,013

Morgan Stanley	2,065	338,660
MSCI, Inc.	506	297,806
Northern Trust Corp.	4,663	599,988
P10, Inc., Class A	5,109	51,907
Piper Sandler Cos.	255	81,411
Raymond James Financial, Inc.	262	41,572
S&P Global, Inc.	988	481,364
St. James's Place PLC	6,340	108,173
Swissquote Group Holding SA	139	88,313
T. Rowe Price Group, Inc.(3)	3,059	313,639
TPG, Inc.	6,134	337,615
XP, Inc., Class A	23,889	435,258
		6,948,678
Chemicals — 0.4%
Air Liquide SA	2,686	519,845
Arkema SA	4,878	289,571
Axalta Coating Systems Ltd.(2)	6,996	199,176
Chugoku Marine Paints Ltd.	800	21,386
Ecolab, Inc.	1,092	279,989
Element Solutions, Inc.	17,055	455,710
Linde PLC	1,056	441,725
Nissan Chemical Corp.	1,900	64,193
Novonesis Novozymes B, Class B	2,808	167,805
PPG Industries, Inc.	3,145	307,424
Resonac Holdings Corp.	2,600	101,295
Solstice Advanced Materials, Inc.(2)	425	19,155
Tokyo Ohka Kogyo Co. Ltd.	3,200	116,779
		2,984,053
Commercial Services and Supplies — 0.2%
ABM Industries, Inc.	4,948	212,764
BOYD GROUP, Inc.	463	73,955
CECO Environmental Corp.(2)	2,817	137,723
Copart, Inc.(2)	3,398	146,148
Daiei Kankyo Co. Ltd.	2,200	48,927
GFL Environmental, Inc.	9,407	410,992
Mitie Group PLC	37,360	80,808
OPENLANE, Inc.(2)	4,238	111,968
Republic Services, Inc.	1,748	364,004
SPIE SA	503	25,599
		1,612,888
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	2,109	332,568
Ciena Corp.(2)	3,211	609,833
Extreme Networks, Inc.(2)	2,872	54,625
F5, Inc.(2)	251	63,516
Motorola Solutions, Inc.	915	372,140
		1,432,682
Construction and Engineering — 0.2%
Argan, Inc.	314	96,150
AtkinsRealis Group, Inc.	1,714	120,874
Balfour Beatty PLC	9,184	81,169
Construction Partners, Inc., Class A(2)	1,548	177,014
Eiffage SA	668	82,197
EMCOR Group, Inc.	1,048	708,217
Kinden Corp.	1,500	60,086

Sterling Infrastructure, Inc.(2)	515	194,618
Ventia Services Group Pty. Ltd.	31,518	118,053
		1,638,378
Construction Materials — 0.2%
CRH PLC	4,874	580,493
Eagle Materials, Inc.	1,555	330,158
Titan America SA(2)	4,807	70,951
Vulcan Materials Co.	1,417	410,222
		1,391,824
Consumer Finance — 0.1%
American Express Co.	1,372	494,922
Dave, Inc.(2)	336	80,411
Zip Co. Ltd.(2)	47,586	119,575
		694,908
Consumer Staples Distribution & Retail — 0.3%
BGF retail Co. Ltd.	4,230	307,351
Casey's General Stores, Inc.	729	374,116
Costco Wholesale Corp.	361	329,034
Koninklijke Ahold Delhaize NV	12,432	508,715
PriceSmart, Inc.	560	64,366
Sprouts Farmers Market, Inc.(2)	2,963	233,959
Sysco Corp.	4,726	351,047
Tsuruha Holdings, Inc.	6,800	118,067
		2,286,655
Containers and Packaging — 0.2%
Ball Corp.	4,023	189,081
Graphic Packaging Holding Co.	26,693	426,821
Packaging Corp. of America	2,871	562,027
Verallia SA	11,189	291,803
		1,469,732
Distributors — 0.1%
Pool Corp.	1,604	428,364
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	1,085	118,515
Coursera, Inc.(2)	5,683	47,851
Duolingo, Inc.(2)	619	167,526
OneSpaWorld Holdings Ltd.	2,876	66,924
Stride, Inc.(2)	312	21,228
Stubhub Holdings, Inc., Class A(2)	3,578	68,519
		490,563
Diversified REITs — 0.3%
Broadstone Net Lease, Inc.	19,106	342,380
CapitaLand Integrated Commercial Trust	176,100	320,148
Charter Hall Group	16,754	246,061
Essential Properties Realty Trust, Inc.	14,206	424,475
GO Residential Real Estate Investment Trust	8,645	98,985
Merlin Properties Socimi SA	17,999	280,393
Stockland	53,329	220,483
WP Carey, Inc.	5,185	342,210
		2,275,135
Diversified Telecommunication Services — 0.1%
Globalstar, Inc.(2)(3)	1,420	77,262
Orange SA	5,268	84,269
Telkom Indonesia Persero Tbk. PT	2,810,000	543,551

Verizon Communications, Inc.	3,706	147,277
		852,359
Electric Utilities — 0.5%
Duke Energy Corp.	2,501	310,874
Evergy, Inc.	8,837	678,770
Eversource Energy	5,992	442,269
Iberdrola SA	30,223	612,506
NextEra Energy, Inc.	9,574	779,324
PPL Corp.	1,980	72,310
Xcel Energy, Inc.	8,623	699,929
		3,595,982
Electrical Equipment — 0.5%
Accelleron Industries AG	605	49,592
Eaton Corp. PLC	1,037	395,678
Emerson Electric Co.	1,030	143,757
Furukawa Electric Co. Ltd.	1,500	106,179
GE Vernova, Inc.	372	217,672
Hubbell, Inc.	404	189,880
Legrand SA	3,377	583,166
Nexans SA	320	45,057
NuScale Power Corp.(2)(3)	2,068	92,791
Regal Rexnord Corp.	611	86,084
Siemens Energy AG(2)	4,456	555,152
Sinfonia Technology Co. Ltd.	1,500	103,241
SWCC Corp.	1,400	68,020
Vertiv Holdings Co., Class A	5,383	1,038,165
		3,674,434
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	2,716	432,849
Cognex Corp.	1,606	66,472
Coherent Corp.(2)	2,389	315,252
Fabrinet(2)	284	125,122
Itron, Inc.(2)	501	50,265
Keyence Corp.	800	296,908
Koa Corp.	4,600	40,875
Lagercrantz Group AB, B Shares	867	21,211
Littelfuse, Inc.	352	85,645
Maruwa Co. Ltd.	200	56,547
Mirion Technologies, Inc., Class A(2)(3)	4,315	126,732
Novanta, Inc.(2)	398	50,550
Plexus Corp.(2)	1,005	140,600
Ralliant Corp.	4,894	214,945
TD SYNNEX Corp.	707	110,638
TE Connectivity PLC	865	213,664
VusionGroup	287	79,772
		2,428,047
Energy Equipment and Services — 0.2%
Baker Hughes Co.	13,526	654,794
DOF Group ASA	9,688	86,850
Expro Group Holdings NV(2)	6,184	83,979
SBM Offshore NV(3)	2,673	69,121
SLB Ltd.	8,467	305,320
Subsea 7 SA	4,358	79,592
TechnipFMC PLC	842	34,817
Tecnicas Reunidas SA(2)	1,541	55,155

Transocean Ltd.(2)	29,972	115,092
		1,484,720
Entertainment — 0.3%
Liberty Media Corp.-Liberty Formula One, Class C(2)	866	86,470
Netflix, Inc.(2)	410	458,733
ROBLOX Corp., Class A(2)	7,945	903,505
Spotify Technology SA(2)	962	630,418
		2,079,126
Financial Services — 0.3%
Adyen NV(2)	233	399,242
Affirm Holdings, Inc.(2)	2,345	168,559
Banco Latinoamericano de Comercio Exterior SA	990	42,580
Corpay, Inc.(2)	1,851	481,908
Mastercard, Inc., Class A	1,572	867,728
Toast, Inc., Class A(2)	6,504	235,054
Visa, Inc., Class A	1,339	456,251
		2,651,322
Food Products — 0.1%
Conagra Brands, Inc.	17,009	292,385
General Mills, Inc.	3,465	161,504
Mondelez International, Inc., Class A	3,387	194,617
Vital Farms, Inc.(2)	1,799	59,097
		707,603
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	2,100	40,202
ONE Gas, Inc.	6,785	544,089
Spire, Inc.	4,616	398,822
		983,113
Ground Transportation — 0.2%
CSX Corp.	18,025	649,260
Norfolk Southern Corp.	2,328	659,709
Uber Technologies, Inc.(2)	2,728	263,252
Union Pacific Corp.	1,017	224,116
		1,796,337
Health Care Equipment and Supplies — 1.0%
Alphatec Holdings, Inc.(2)(3)	11,794	223,968
Becton Dickinson & Co.	3,464	619,052
Dexcom, Inc.(2)	11,579	674,129
Eckert & Ziegler SE	2,211	43,209
Envista Holdings Corp.(2)(3)	14,268	290,354
EssilorLuxottica SA	829	303,595
GE HealthCare Technologies, Inc.(2)	15,146	1,135,193
Hologic, Inc.(2)	6,366	470,511
IDEXX Laboratories, Inc.(2)	873	549,562
Insulet Corp.(2)	1,816	568,426
Integer Holdings Corp.(2)	295	19,048
Intuitive Surgical, Inc.(2)	470	251,112
Medtronic PLC	4,254	385,838
SI-BONE, Inc.(2)(3)	5,447	80,779
Terumo Corp.	27,200	439,033
UFP Technologies, Inc.(2)	459	88,422
Zimmer Biomet Holdings, Inc.	11,695	1,176,049
		7,318,280
Health Care Providers and Services — 0.6%
Cencora, Inc.	3,047	1,029,307

Chartwell Retirement Residences	34,669	510,933
Cigna Group	1,452	354,883
Encompass Health Corp.	661	75,255
Ensign Group, Inc.	819	147,502
Galenica AG	232	25,003
HealthEquity, Inc.(2)	1,390	131,466
Henry Schein, Inc.(2)	12,852	812,247
Labcorp Holdings, Inc.	2,491	632,614
Pediatrix Medical Group, Inc.(2)	3,429	58,190
Quest Diagnostics, Inc.	1,916	337,120
RadNet, Inc.(2)(3)	1,181	89,744
Talkspace, Inc.(2)(3)	11,088	35,814
U.S. Physical Therapy, Inc.	485	41,841
UnitedHealth Group, Inc.	818	279,396
Universal Health Services, Inc., Class B	1,712	371,521
		4,932,836
Health Care REITs — 0.6%
Aedifica SA	2,513	183,520
American Healthcare REIT, Inc.	13,473	610,596
CareTrust REIT, Inc.	5,473	189,640
Healthpeak Properties, Inc.	23,182	416,117
Ventas, Inc.	14,415	1,063,683
Welltower, Inc.	12,149	2,199,455
		4,663,011
Health Care Technology — 0.1%
JMDC, Inc.	2,100	66,553
Phreesia, Inc.(2)	1,983	44,895
RaySearch Laboratories AB	1,047	24,576
Schrodinger, Inc.(2)	2,053	43,195
Veeva Systems, Inc., Class A(2)	2,368	689,562
		868,781
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	7,729	123,819
Japan Hotel REIT Investment Corp.	234	136,315
		260,134
Hotels, Restaurants and Leisure — 0.8%
Airbnb, Inc., Class A(2)	691	87,439
Booking Holdings, Inc.	52	264,042
Chipotle Mexican Grill, Inc.(2)	2,659	84,264
DoorDash, Inc., Class A(2)	1,176	299,139
Flutter Entertainment PLC(2)	3,074	714,982
Fujita Kanko, Inc.	900	65,156
Hilton Worldwide Holdings, Inc.	4,690	1,205,142
Life Time Group Holdings, Inc.(2)	3,749	92,713
Marriott International, Inc., Class A	1,108	288,723
Planet Fitness, Inc., Class A(2)	462	41,899
Round One Corp.	5,900	42,363
Royal Caribbean Cruises Ltd.	4,265	1,223,330
Scandic Hotels Group AB	8,635	83,932
Sodexo SA(3)	4,457	246,786
Viking Holdings Ltd.(2)	7,820	475,847
Whitbread PLC	9,973	379,674
Wingstop, Inc.	958	207,531
		5,802,962
Household Durables — 0.3%
Barratt Redrow PLC	57,559	284,829

De' Longhi SpA	1,437	52,451
Mohawk Industries, Inc.(2)	2,996	340,465
Neinor Homes SA(2)(3)	17,166	341,330
PulteGroup, Inc.	2,739	328,324
Sony Group Corp.	14,000	389,894
Sumitomo Forestry Co. Ltd.	4,400	45,772
Taylor Wimpey PLC	295,542	408,806
TopBuild Corp.(2)	867	366,290
		2,558,161
Household Products — 0.4%
Church & Dwight Co., Inc.	3,257	285,606
Colgate-Palmolive Co.	2,020	155,641
Henkel AG & Co. KGaA, Preference Shares	4,337	351,353
Kimberly-Clark Corp.	5,476	655,532
Procter & Gamble Co.	3,442	517,573
Reckitt Benckiser Group PLC	11,485	878,477
		2,844,182
Independent Power and Renewable Electricity Producers — 0.2%
Talen Energy Corp.(2)	303	121,133
TransAlta Corp.(3)	7,330	129,557
Vistra Corp.	7,025	1,322,808
		1,573,498
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	1,703	342,865
Industrial REITs — 0.4%
First Industrial Realty Trust, Inc.	4,525	250,142
GLP J-Reit	130	117,851
Goodman Group	28,676	618,489
Prologis, Inc.	16,592	2,058,901
Segro PLC	25,164	230,914
Tritax Big Box REIT PLC	88,157	174,027
		3,450,324
Insurance — 0.5%
Aegon Ltd.	33,832	257,825
Allstate Corp.	1,236	236,719
Bowhead Specialty Holdings, Inc.(2)(3)	2,447	58,630
Hanover Insurance Group, Inc.	1,046	178,741
HCI Group, Inc.	387	78,952
Intact Financial Corp.	1,307	243,806
Kinsale Capital Group, Inc.(3)	177	70,706
Marsh & McLennan Cos., Inc.	2,362	420,790
MetLife, Inc.	4,299	343,146
Phoenix Financial Ltd.	2,645	101,825
Progressive Corp.	941	193,846
Prudential PLC	34,159	475,086
Reinsurance Group of America, Inc.	3,529	643,901
Storebrand ASA	6,922	107,270
Willis Towers Watson PLC	1,942	608,040
		4,019,283
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A	9,606	2,701,111
CAR Group Ltd.	929	21,692
Meta Platforms, Inc., Class A	1,718	1,113,865
Reddit, Inc., Class A(2)	1,600	334,320
SMG Swiss Marketplace Group AG(2)	305	16,847

Tencent Holdings Ltd.	11,600	942,241
		5,130,076
IT Services — 0.7%
Amdocs Ltd.	5,899	497,050
BIPROGY, Inc.	1,100	44,430
Capgemini SE	1,431	220,153
Cloudflare, Inc., Class A(2)	5,479	1,387,831
Cognizant Technology Solutions Corp., Class A	4,826	351,719
Computacenter PLC	2,471	93,114
GDS Holdings Ltd., ADR(2)(3)	5,222	186,425
International Business Machines Corp.	2,517	773,751
IONOS Group SE(2)	724	25,714
MongoDB, Inc.(2)	375	134,932
NEC Corp.	24,700	897,105
NEXTDC Ltd.(2)	29,863	307,020
Snowflake, Inc., Class A(2)	797	219,079
		5,138,323
Leisure Products — 0.0%
Asmodee Group AB, Class B(2)	3,857	49,705
BRP, Inc.(3)	1,294	81,171
Technogym SpA	3,534	64,011
		194,887
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	1,356	198,464
Avantor, Inc.(2)	2,836	33,521
Bio-Techne Corp.	11,889	743,895
Danaher Corp.	2,177	468,882
ICON PLC(2)	1,374	236,081
IQVIA Holdings, Inc.(2)	4,205	910,214
Lonza Group AG	811	560,021
Siegfried Holding AG(2)(3)	207	19,967
Thermo Fisher Scientific, Inc.	630	357,456
West Pharmaceutical Services, Inc.	2,099	592,065
		4,120,566
Machinery — 0.8%
Albany International Corp., Class A	1,722	97,431
Alstom SA(2)	22,104	552,768
CNH Industrial NV	8,510	89,270
Construcciones y Auxiliar de Ferrocarriles SA	305	19,308
Crane Co.	1,622	308,180
Cummins, Inc.	2,258	988,281
Daimler Truck Holding AG	4,804	192,557
Deere & Co.	474	218,813
Dover Corp.	724	131,377
FLSmidth & Co. AS	1,176	91,587
Fluidra SA(3)	2,865	82,926
Fortive Corp.	3,581	180,268
Kardex Holding AG	211	79,366
Konecranes OYJ	598	59,027
Nabtesco Corp.	4,700	117,733
Organo Corp.	1,000	85,819
Oshkosh Corp.	2,770	341,513
PACCAR, Inc.	3,591	353,354
Parker-Hannifin Corp.	319	246,533
RBC Bearings, Inc.(2)	381	163,270

RENK Group AG	573	43,626
Silex Systems Ltd.(2)	3,639	24,530
Timken Co.	4,894	384,228
Toro Co.	3,944	294,735
Weir Group PLC	2,948	114,759
Xylem, Inc.	2,826	426,302
Yaskawa Electric Corp.(3)	3,400	93,256
		5,780,817
Media — 0.2%
Havas NV(2)	24,952	43,546
Magnite, Inc.(2)	7,157	127,967
New York Times Co., Class A	1,245	70,952
Omnicom Group, Inc.	4,214	316,134
Publicis Groupe SA	3,368	337,572
SES SA(3)	7,734	59,261
Trade Desk, Inc., Class A(2)	6,324	317,971
		1,273,403
Metals and Mining — 0.1%
Acerinox SA	3,008	38,737
Alamos Gold, Inc., Class A	710	21,889
Capstone Copper Corp.(2)	13,418	119,777
GMK Norilskiy Nickel PAO(2)(4)	265,800	4
Lynas Rare Earths Ltd.(2)(3)	4,529	45,151
Ramaco Resources, Inc., Class A(2)(3)	1,352	41,047
Reliance, Inc.	1,361	384,387
Sandfire Resources Ltd.(2)	8,044	85,198
SSR Mining, Inc.(2)	3,329	75,102
Torex Gold Resources, Inc.(2)	3,012	124,427
Vale SA	14,400	174,006
		1,109,725
Multi-Utilities — 0.1%
E.ON SE	17,063	317,480
Hera SpA	9,799	43,980
Northwestern Energy Group, Inc.	10,737	640,677
		1,002,137
Office REITs — 0.1%
Hudson Pacific Properties, Inc.(2)	45,554	111,152
Kilroy Realty Corp.	3,634	153,536
Mindspace Business Parks REIT	21,265	111,388
Orix JREIT, Inc.	190	128,607
SL Green Realty Corp.(3)	997	51,196
Vornado Realty Trust	4,633	175,776
		731,655
Oil, Gas and Consumable Fuels — 0.7%
Centrus Energy Corp., Class A(2)(3)	229	84,148
Cheniere Energy, Inc.	1,596	338,352
Coterra Energy, Inc.	16,691	394,909
Diamondback Energy, Inc.	2,473	354,109
Eni SpA	7,027	129,574
Enterprise Products Partners LP	23,119	711,834
Expand Energy Corp.	2,703	279,247
Friedrich Vorwerk Group SE	755	81,289
Gaztransport Et Technigaz SA	359	71,093
Kosmos Energy Ltd.(2)	25,599	40,191
NAC Kazatomprom JSC, GDR	7,704	451,143

Occidental Petroleum Corp.	7,777	320,412
ONEOK, Inc.	3,167	212,189
Permian Resources Corp.	16,179	203,208
Repsol SA	23,093	423,742
Shell PLC	11,839	443,837
Targa Resources Corp.	3,124	481,221
TC Energy Corp.	6,415	321,905
Williams Cos., Inc.	6,582	380,900
		5,723,303
Paper and Forest Products — 0.0%
Mondi PLC	30,507	341,002
Passenger Airlines — 0.1%
Southwest Airlines Co.(3)	14,081	426,654
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	3,653	353,209
Kenvue, Inc.	41,692	599,114
L'Oreal SA	843	351,793
		1,304,116
Pharmaceuticals — 0.6%
ALK-Abello AS(2)	3,385	111,666
AstraZeneca PLC, ADR	5,044	415,626
AstraZeneca PLC	3,567	588,371
Bristol-Myers Squibb Co.	2,615	120,473
Crinetics Pharmaceuticals, Inc.(2)	1,787	77,734
Edgewise Therapeutics, Inc.(2)(3)	2,084	38,096
Eli Lilly & Co.	724	624,711
Financiere de Tubize SA	165	40,295
Galderma Group AG	2,649	491,951
GSK PLC	34,571	809,426
Hikma Pharmaceuticals PLC	13,044	315,528
Merck & Co., Inc.	2,345	201,623
Roche Holding AG	782	253,306
Sanofi SA	1,365	138,087
Zoetis, Inc.	2,172	312,963
		4,539,856
Professional Services — 0.6%
Adecco Group AG	15,663	436,722
ALS Ltd.	7,608	107,978
Arcadis NV(3)	919	43,888
Automatic Data Processing, Inc.	1,352	351,926
BayCurrent, Inc.	5,900	270,598
CACI International, Inc., Class A(2)	475	267,069
Equifax, Inc.	1,633	344,726
Experian PLC	10,200	475,781
First Advantage Corp.(2)	4,038	51,000
Randstad NV	11,937	467,821
RELX PLC	10,760	475,553
Teleperformance SE	7,281	519,926
Verisk Analytics, Inc.	1,856	406,018
Verra Mobility Corp.(2)	4,248	98,596
		4,317,602
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(2)	2,043	311,414
Colliers International Group, Inc.	665	106,087
CTP NV	5,740	119,697

FirstService Corp. (Toronto)	306	48,710
Hang Lung Properties Ltd.	109,000	121,376
Hongkong Land Holdings Ltd.	20,700	126,484
Katitas Co. Ltd.	6,400	104,045
Mitsui Fudosan Co. Ltd.	27,000	281,135
Sumitomo Realty & Development Co. Ltd.	9,500	405,621
Tokyo Tatemono Co. Ltd.(3)	4,800	89,617
		1,714,186
Residential REITs — 0.2%
American Homes 4 Rent, Class A	6,030	190,548
AvalonBay Communities, Inc.	1,970	342,622
Equity Residential	9,198	546,729
Essex Property Trust, Inc.	1,786	449,661
UDR, Inc.	4,453	150,022
		1,679,582
Retail REITs — 0.5%
Agree Realty Corp.	2,077	151,642
Brixmor Property Group, Inc.	16,751	438,206
Charter Hall Retail REIT	25,682	69,212
Frasers Centrepoint Trust	49,600	89,165
Japan Metropolitan Fund Invest	257	198,808
Macerich Co.	15,513	266,048
Realty Income Corp.	11,240	651,695
Regency Centers Corp.	2,024	139,555
Scentre Group	124,050	330,449
Simon Property Group, Inc.	3,141	552,062
Tanger, Inc.	7,792	253,707
Unibail-Rodamco-Westfield(2)	2,192	226,660
Urban Edge Properties	15,777	303,392
		3,670,601
Semiconductors and Semiconductor Equipment — 1.8%
Analog Devices, Inc.	2,468	577,833
Applied Materials, Inc.	719	167,599
ARM Holdings PLC, ADR(2)	672	114,119
ASML Holding NV	435	459,930
Astera Labs, Inc.(2)	1,288	240,444
Broadcom, Inc.	4,718	1,743,914
Credo Technology Group Holding Ltd.(2)	1,831	343,532
Impinj, Inc.(2)(3)	629	127,159
Infineon Technologies AG	4,082	162,026
Kokusai Electric Corp.	1,800	65,775
Lattice Semiconductor Corp.(2)	7,069	515,754
MACOM Technology Solutions Holdings, Inc.(2)(3)	762	112,875
MKS, Inc.	401	57,628
Monolithic Power Systems, Inc.	967	971,835
Nova Ltd.(2)	171	58,933
NVIDIA Corp.	22,538	4,563,720
NXP Semiconductors NV	978	204,519
Onto Innovation, Inc.(2)	370	49,935
Silicon Laboratories, Inc.(2)	1,029	134,881
SiTime Corp.(2)	486	140,765
SUMCO Corp.	25,300	257,828
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	817	245,451
Taiwan Semiconductor Manufacturing Co. Ltd.	34,000	1,644,229
Teradyne, Inc.	3,197	581,087

Tower Semiconductor Ltd.(2)	1,691	144,022
Veeco Instruments, Inc.(2)	1,093	31,424
		13,717,217
Software — 1.6%
ACI Worldwide, Inc.(2)	1,730	82,400
Agilysys, Inc.(2)	885	111,032
Appier Group, Inc.	2,800	23,503
AppLovin Corp., Class A(2)	389	247,921
BlackLine, Inc.(2)	2,431	139,175
Cadence Design Systems, Inc.(2)	3,464	1,173,222
Cellebrite DI Ltd.(2)	1,176	20,063
Core Scientific, Inc.(2)	2,359	50,813
Crowdstrike Holdings, Inc., Class A(2)	456	247,613
Datadog, Inc., Class A(2)	5,351	871,196
Dynatrace, Inc.(2)	4,888	247,186
Elastic NV(2)	650	57,993
Fair Isaac Corp.(2)	370	614,026
Guidewire Software, Inc.(2)	3,592	839,235
HubSpot, Inc.(2)	1,029	506,186
Kinaxis, Inc.(2)	169	20,465
Klaviyo, Inc., Class A(2)	3,372	87,672
Life360, Inc.(2)(3)	567	55,969
Microsoft Corp.	7,826	4,052,381
Netskope, Inc., Class A(2)	431	10,189
Onestream, Inc.(2)	1,755	33,152
Pegasystems, Inc.	1,845	117,434
Q2 Holdings, Inc.(2)	1,901	117,406
Riot Platforms, Inc.(2)	2,198	43,476
Salesforce, Inc.	841	219,005
Samsara, Inc., Class A(2)	10,478	420,901
SAP SE	2,548	662,664
ServiceNow, Inc.(2)	431	396,210
Varonis Systems, Inc.(2)	470	16,558
Workday, Inc., Class A(2)	1,210	290,303
Zscaler, Inc.(2)	2,191	725,528
		12,500,877
Specialized REITs — 0.7%
American Tower Corp.	2,421	433,311
Big Yellow Group PLC	14,967	218,921
CubeSmart	6,660	250,882
Digital Realty Trust, Inc.	4,452	758,665
Equinix, Inc.	1,579	1,335,850
Extra Space Storage, Inc.	3,539	472,598
Iron Mountain, Inc.	4,831	497,351
Keppel DC REIT	121,500	222,945
Millrose Properties, Inc.	5,468	176,124
Public Storage	1,743	485,530
Smartstop Self Storage REIT, Inc.(3)	3,281	112,702
VICI Properties, Inc.	24,855	745,402
		5,710,281
Specialty Retail — 0.6%
Aritzia, Inc.(2)	2,592	181,055
Auto1 Group SE(2)	5,110	179,578
Boot Barn Holdings, Inc.(2)	931	176,564
Burlington Stores, Inc.(2)	2,546	696,560

Carvana Co.(2)	2,202	675,001
Clas Ohlson AB, B Shares	1,563	57,001
Five Below, Inc.(2)	677	106,472
Home Depot, Inc.	1,817	689,715
Istyle, Inc.(3)	10,500	30,559
JB Hi-Fi Ltd.	1,129	77,231
National Vision Holdings, Inc.(2)	4,233	109,000
Nextage Co. Ltd.	7,000	105,188
O'Reilly Automotive, Inc.(2)	2,977	281,148
RealReal, Inc.(2)(3)	5,605	68,437
Sanrio Co. Ltd.	2,000	92,557
TJX Cos., Inc.	3,623	507,727
Tractor Supply Co.	5,773	312,377
Urban Outfitters, Inc.(2)(3)	917	59,247
Wayfair, Inc., Class A(2)(3)	895	92,641
Zalando SE(2)	11,543	323,464
		4,821,522
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc.	9,222	2,493,352
HP, Inc.	17,581	486,466
Samsung Electronics Co. Ltd.	17,999	1,354,896
Super Micro Computer, Inc.(2)(3)	2,309	119,976
		4,454,690
Textiles, Apparel and Luxury Goods — 0.1%
Asics Corp.	4,300	109,496
Burberry Group PLC(2)	1,676	27,281
LVMH Moet Hennessy Louis Vuitton SE	258	182,360
On Holding AG, Class A(2)	14,410	535,332
		854,469
Tobacco — 0.0%
British American Tobacco PLC	5,730	293,465
Trading Companies and Distributors — 0.5%
Applied Industrial Technologies, Inc.	324	83,297
Ashtead Group PLC	4,135	276,196
Bunzl PLC	20,579	625,554
Diploma PLC	588	43,379
Fastenal Co.	13,789	567,417
Ferguson Enterprises, Inc.	957	237,815
Herc Holdings, Inc.	1,017	144,465
MSC Industrial Direct Co., Inc., Class A	6,004	509,800
Rexel SA	2,567	89,011
SiteOne Landscape Supply, Inc.(2)	705	91,488
Sojitz Corp.	4,500	119,387
Sumitomo Corp.	15,200	442,182
United Rentals, Inc.	338	294,459
WESCO International, Inc.	1,810	469,749
		3,994,199
Transportation Infrastructure — 0.0%
Flughafen Zurich AG	157	46,376
Wireless Telecommunication Services — 0.0%
Indosat Tbk. PT	1,082,200	122,526
TOTAL COMMON STOCKS (Cost $153,478,689)		209,351,974
U.S. TREASURY SECURITIES — 7.6%
U.S. Treasury Bonds, 5.00%, 5/15/45	1,311,900	1,373,395

U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	401,693	407,046
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	1,712,953	1,781,720
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	182,551	203,675
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41	1,213,305	1,217,441
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	932,100	745,211
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	1,367,079	1,048,693
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	3,684,374	3,182,779
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	4,059,259	3,064,731
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	738,282	552,430
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	1,244,580	702,842
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	1,425,330	1,333,104
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26(5)	3,706,710	3,682,043
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	5,124,168	5,038,374
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	2,185,640	2,165,015
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	2,430,215	2,394,320
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	2,438,213	2,412,096
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	9,783,005	9,946,989
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	2,611,354	2,435,944
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	3,196,996	2,940,845
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/35	1,311,869	1,323,054
U.S. Treasury Notes, 2.375%, 4/30/26	1,000,000	993,030
U.S. Treasury Notes, 3.875%, 5/31/27	2,850,000	2,860,242
U.S. Treasury Notes, 4.375%, 11/30/30	1,390,000	1,431,619
U.S. Treasury Notes, 1.875%, 2/15/32(5)	5,800,000	5,169,816
TOTAL U.S. TREASURY SECURITIES (Cost $61,041,202)		58,406,454
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.3%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.3%
FHLMC, 6.00%, 2/1/38	13,708	14,477
FHLMC, 4.50%, 10/1/52	4,647,865	4,553,276
FHLMC, 5.50%, 12/1/52	2,083,949	2,118,482
FHLMC, 5.00%, 6/1/53	2,308,531	2,310,519
FNMA, 3.50%, 9/1/52	4,969,245	4,591,551
FNMA, 4.50%, 10/1/52	4,636,639	4,545,630
FNMA, 5.50%, 3/1/54	2,186,099	2,214,819
FNMA, 4.00%, 1/1/55	2,439,692	2,320,253
GNMA, 5.00%, TBA	4,892,000	4,877,704
GNMA, 7.00%, 12/15/27	2,588	2,630
GNMA, 7.50%, 12/15/27	243	245
GNMA, 6.00%, 5/15/28	1,887	1,949
GNMA, 6.50%, 5/15/28	1,660	1,713
GNMA, 7.00%, 5/15/31	3,920	4,091
GNMA, 6.50%, 10/15/38	214,441	229,041
GNMA, 4.50%, 6/15/41	98,126	97,848
GNMA, 4.00%, 4/20/54	2,563,999	2,434,928
UMBS, 5.00%, TBA	2,543,000	2,530,594
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $32,239,619)		32,849,750
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.4%
Private Sponsor Collateralized Mortgage Obligations — 3.3%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,970	1,973
Angel Oak Mortgage Trust, Series 2025-6, Class A3, 5.92%, 4/25/70(6)	426,849	430,673
BRAVO Residential Funding Trust, Series 2024-NQM5, Class A3, 6.16%, 6/25/64(6)	421,889	425,077
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(6)	799,464	806,178
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, VRN, 6.00%, 6/25/56(6)	1,203,527	1,220,649

COLT Funding LLC, Series 2025-1, Class A3, 6.08%, 1/25/70(6)		785,912	792,864
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)		1,800,000	1,275,266
COLT Mortgage Loan Trust, Series 2022-9, Class A1, 6.79%, 12/25/67(6)		332,176	331,688
COLT Mortgage Loan Trust, Series 2025-6, Class A3, 5.89%, 8/25/70(6)		863,440	869,803
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90%, 9/25/67(6)		273,477	273,413
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(6)		343,474	345,635
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(6)		538,469	541,910
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, VRN, 6.00%, 11/25/55(6)		563,630	572,126
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(6)		588,211	593,432
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(6)		528,282	534,833
JP Morgan Mortgage Trust, Series 2024-12, Class A9, VRN, 6.15%, 6/25/55(6)		488,253	496,165
JP Morgan Mortgage Trust, Series 2024-2, Class A3, VRN, 6.00%, 8/25/54(6)		406,695	412,874
JP Morgan Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 12/25/54(6)		815,544	823,769
JP Morgan Mortgage Trust, Series 2025-7MPR, Class A1D, SEQ, 5.32%, 2/25/56(6)		1,209,506	1,213,052
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A3, 5.97%, 6/25/65(6)		373,676	376,373
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(6)		923,928	927,739
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(6)		668,644	666,897
OBX Trust, Series 2025-NQM11, Class A1B, 5.42%, 5/25/65(6)		1,029,039	1,034,558
OBX Trust, Series 2025-NQM15, Class A1B, 5.14%, 7/27/65(6)		927,699	931,465
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(6)		1,281,365	1,290,913
PRKCM Trust, Series 2025-AFC1, Class A1B, 5.10%, 10/25/60(6)		1,118,370	1,116,184
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(6)		696,481	700,977
PRPM Trust, Series 2022-NQM1, Class A3, 5.50%, 8/25/67(6)		818,576	816,240
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(6)		965,570	974,003
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(6)		1,038,445	1,054,771
Sequoia Mortgage Trust, Series 2023-4, Class A10, SEQ, VRN, 5.99%, 11/25/53(6)		356,377	357,048
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(6)		612,645	618,830
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(6)		704,783	709,432
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)		23,001	20,738
Verus Securitization Trust, Series 2025-6, Class A2, 5.67%, 7/25/70(6)		1,122,510	1,130,725
Verus Securitization Trust, Series 2025-R1, Class A3, 5.77%, 5/25/65(6)		901,763	908,598
			25,596,871
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2024-R01, Class 1M1, VRN, 5.23%, (30-day average SOFR plus 1.05%), 1/25/44(6)		250,285	250,374
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,284,368)			25,847,245
CORPORATE BONDS — 2.3%
Aerospace and Defense — 0.1%
Boeing Co., 2.20%, 2/4/26		470,000	467,508
RTX Corp., 4.125%, 11/16/28		460,000	460,637
			928,145
Automobiles — 0.2%
American Honda Finance Corp., 4.95%, 1/9/26		350,000	350,379
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		670,000	608,065
Hyundai Capital America, 5.95%, 9/21/26(6)		340,000	344,784
			1,303,228
Banks — 0.6%
Banco Santander SA, 1.85%, 3/25/26		2,000,000	1,981,256
Bank of America Corp., VRN, 5.93%, 9/15/27		230,000	233,337
Bank of Montreal, VRN, 3.80%, 12/15/32		225,000	221,262
Citigroup, Inc., VRN, 5.61%, 3/4/56		155,000	157,432
Commerzbank AG, 4.00%, 3/23/26	EUR	250,000	289,671
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	50,000	65,685
ING Groep NV, 2.125%, 1/10/26	EUR	400,000	461,000
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28		230,000	231,836

PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27		230,000	231,325
Wells Fargo & Co., VRN, 4.90%, 1/24/28		230,000	231,957
Wells Fargo & Co., VRN, 6.30%, 10/23/29		220,000	232,758
Wells Fargo & Co., VRN, 5.61%, 4/23/36		60,000	63,075
			4,400,594
Beverages — 0.0%
PepsiCo, Inc., 4.40%, 2/7/27		350,000	352,747
Biotechnology — 0.0%
Amgen, Inc., 5.25%, 3/2/30		340,000	352,957
Capital Markets — 0.1%
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30		230,000	232,955
Morgan Stanley, VRN, 5.16%, 4/20/29		230,000	235,181
			468,136
Chemicals — 0.1%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(6)		350,000	157,710
Braskem Netherlands Finance BV, 4.50%, 1/31/30(6)		460,000	185,421
EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(6)		82,000	81,918
			425,049
Consumer Finance — 0.0%
American Express Co., VRN, 4.73%, 4/25/29		230,000	233,528
Consumer Staples Distribution & Retail — 0.0%
Walmart, Inc., 4.10%, 4/28/27		230,000	231,325
Containers and Packaging — 0.1%
Smurfit Kappa Treasury ULC, 5.20%, 1/15/30		450,000	464,384
Diversified Consumer Services — 0.0%
Duke University, 3.30%, 10/1/46		220,000	166,155
Diversified REITs — 0.0%
Trust Fibra Uno, 8.25%, 1/23/37(6)		350,000	397,120
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	137,579
Sprint Capital Corp., 6.875%, 11/15/28		352,000	378,251
			515,830
Electric Utilities — 0.1%
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	50,469
MidAmerican Energy Co., 5.85%, 9/15/54		95,000	100,313
Northern States Power Co., 5.10%, 5/15/53		110,000	105,503
Xcel Energy, Inc., 5.60%, 4/15/35		232,000	240,849
			497,134
Food Products — 0.1%
Mars, Inc., 4.60%, 3/1/28(6)		460,000	465,483
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)		510,000	492,941
Kaiser Foundation Hospitals, 3.00%, 6/1/51		180,000	121,003
			613,944
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)		200,000	188,291
Hyatt Hotels Corp., 5.75%, 1/30/27		450,000	457,877
Marriott International, Inc., 5.45%, 9/15/26		340,000	343,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)		150,000	150,372
			1,140,415
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		477,000	474,793
Meritage Homes Corp., 5.125%, 6/6/27		160,000	161,142
			635,935

Industrial Conglomerates — 0.1%
Honeywell International, Inc., 4.65%, 7/30/27		460,000	465,466
Insurance — 0.0%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	232,917
Life Sciences Tools and Services — 0.0%
Thermo Fisher Scientific, Inc., 5.00%, 12/5/26		340,000	343,465
Machinery — 0.1%
Caterpillar Financial Services Corp., 4.40%, 3/3/28		460,000	465,288
Metals and Mining — 0.1%
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	185,786
Rio Tinto Finance USA PLC, 4.50%, 3/14/28		460,000	465,333
			651,119
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)		108,000	110,016
BP Capital Markets America, Inc., 3.06%, 6/17/41		180,000	138,304
Petroleos Mexicanos, 5.95%, 1/28/31		630,000	616,645
			864,965
Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		141,600	142,049
Pharmaceuticals — 0.0%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/26		350,000	350,570
Specialty Retail — 0.1%
Home Depot, Inc., 5.15%, 6/25/26		340,000	342,631
Lowe's Cos., Inc., 3.10%, 5/3/27		235,000	231,838
			574,469
Technology Hardware, Storage and Peripherals — 0.0%
Apple, Inc., 4.00%, 5/12/28		230,000	231,108
TOTAL CORPORATE BONDS (Cost $18,166,957)			17,913,525
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.8%
Australia — 0.1%
Australia Government Bonds, 3.00%, 3/21/47	AUD	1,270,000	626,104
Belgium — 0.2%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(6)	EUR	1,100,000	1,246,499
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	74,000	91,528
			1,338,027
Canada — 0.1%
Province of Quebec, 5.75%, 12/1/36	CAD	445,000	371,048
Province of Quebec, 5.00%, 12/1/41	CAD	30,000	23,300
Province of Quebec, 3.50%, 12/1/48	CAD	110,000	67,989
			462,337
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		160,000	158,380
Indonesia — 0.0%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	3,800,000,000	240,990
Japan — 0.2%
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	78,000,000	350,397
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	164,500,000	696,950
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	51,300,000	253,738
			1,301,085
Malaysia — 0.0%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	1,450,000	353,903
Mexico — 0.1%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(6)		865,000	879,835

New Zealand — 0.4%
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	5,235,000	3,098,311
Poland — 0.1%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	3,500,000	783,240
Saudi Arabia — 0.2%
Saudi Government International Bonds, 3.375%, 3/5/32(6)	EUR	1,250,000	1,453,411
South Africa — 0.1%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	7,000,000	380,344
Spain — 0.3%
Spain Government Bonds, 3.10%, 7/30/31	EUR	2,190,000	2,588,370
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $14,152,314)			13,664,337
ASSET-BACKED SECURITIES — 0.8%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)		272,790	258,575
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class A, SEQ, 4.54%, 1/25/40(6)		1,066,866	1,067,319
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1A, 5.14%, 2/25/56(6)		1,041,463	1,042,028
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1B, 5.24%, 2/25/56(6)		1,091,056	1,091,646
Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, 4/15/33(6)		407,321	407,271
Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, SEQ, 2.73%, 8/21/45(6)		212,856	205,271
Trinity Rail Leasing LLC, Series 2018-1A, Class A2, SEQ, 4.62%, 6/17/48(6)		694,000	689,295
Trinity Rail Leasing LLC, Series 2020-1A, Class A, SEQ, 1.96%, 10/17/50(6)		162,176	154,740
Trinity Rail Leasing LLC, Series 2025-1A, Class A, SEQ, 5.09%, 10/19/55(6)		571,000	571,127
Triton Container Finance VIII LLC, Series 2020-1A, Class A, SEQ, 2.11%, 9/20/45(6)		238,526	224,071
USQ Rail I LLC, Series 2021-2A, Class B, SEQ, 2.98%, 2/28/51(6)		399,000	376,007
Vertical Bridge CC LLC, Series 2025-1A, Class A, SEQ, 5.16%, 8/16/55(6)		469,077	469,762
TOTAL ASSET-BACKED SECURITIES (Cost $6,541,712)			6,557,112
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(6)		762,000	754,510
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.30%, (1-month SOFR plus 1.26%), 11/15/38(6)		706,000	701,056
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(6)		706,000	716,974
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.48%, 1/6/29(6)		705,000	739,331
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.48%, (1-month SOFR plus 1.44%), 2/15/42(6)		794,000	790,255
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.94%, 3/15/40(6)		564,000	565,450
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,263,732)			4,267,576
COLLATERALIZED LOAN OBLIGATIONS — 0.4%
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 5.89%, (3-month SOFR plus 2.01%), 4/17/30(6)		3,000,000	3,008,993
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.22%, (3-month SOFR plus 2.36%), 1/25/32(6)		450,000	451,364
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,450,799)			3,460,357
MUNICIPAL SECURITIES — 0.3%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		140,000	163,910
New York City GO, 4.06%, 8/1/26		2,000,000	2,003,419
New York City GO, 6.27%, 12/1/37		40,000	43,609
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60		175,000	115,297
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(7)		100,000	102,060
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41		45,000	46,275
TOTAL MUNICIPAL SECURITIES (Cost $2,512,816)			2,474,570
PREFERRED SECURITIES — 0.2%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%		500,000	566,913
Electric Utilities — 0.0%
Enel SpA, 2.25%		200,000	228,792

Insurance — 0.0%
AXA SA, 6.69%	50,000	66,228
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	500,000	574,073
TOTAL PREFERRED SECURITIES (Cost $1,660,420)		1,436,006
EXCHANGE-TRADED FUNDS — 0.0%
iShares Core S&P 500 ETF	307	210,366
iShares MSCI EAFE Small-Cap ETF(3)	226	17,223
TOTAL EXCHANGE-TRADED FUNDS (Cost $228,317)		227,589
SHORT-TERM INVESTMENTS — 6.9%
Certificates of Deposit — 0.3%
Bank of Montreal, VRN, 4.34%, (SOFR plus 0.30%), 3/20/26(6)	$1,500,000	1,500,928
Nordea Bank Abp, 5.53%, 11/3/25(6)	500,000	499,757
		2,000,685
Commercial Paper(8) — 2.6%
Alinghi Funding Co. LLC, VRDN, 4.42%, (SOFR plus 0.29%), 3/11/26 (LOC: UBS AG)(6)	1,000,000	1,000,105
Aquitaine Funding Co. LLC, VRN, 4.64%, 5/22/26(6)	2,725,000	2,725,897
Cabot Trail Funding LLC, 4.34%, 12/10/25(6)	1,400,000	1,393,866
Endeavour Funding Co. LLC, 4.03%, 4/10/26 (LOC: HSBC Bank PLC)(6)	2,750,000	2,701,310
HQLA Funding LLC, 4.14%, 11/3/25(6)	310,000	309,896
Intrepid Funding Co. LLC, 4.37%, 2/12/26 (LOC: Goldman Sachs International)(6)	4,700,000	4,645,620
Ionic Funding LLC, 4.24%, 2/4/26 (LOC: Bank of America N.A.)(6)	1,750,000	1,731,287
Ionic Funding LLC, VRN, 4.28%, 2/4/26(6)	1,500,000	1,499,585
Ionic Funding LLC, Series IIA, 4.39%, 1/16/26 (LOC: Citibank N.A.)(6)	3,000,000	2,974,397
Toronto-Dominion Bank, 4.10%, 1/23/26(6)	1,500,000	1,486,070
		20,468,033
Money Market Funds — 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,764,537	7,764,537
State Street Navigator Securities Lending Government Money Market Portfolio(9)	20,857,055	20,857,055
		28,621,592
Treasury Bills(8) — 0.3%
U.S. Treasury Bills, 4.18%, 12/23/25	$1,000,000	994,621
U.S. Treasury Bills, 4.27%, 1/29/26	1,000,000	990,999
		1,985,620
TOTAL SHORT-TERM INVESTMENTS (Cost $53,069,957)		53,075,930
TOTAL INVESTMENT SECURITIES — 103.7% (Cost $624,066,477)		799,843,341
OTHER ASSETS AND LIABILITIES — (3.7)%		(28,711,295)
TOTAL NET ASSETS — 100.0%		$771,132,046

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	632,410	AUD	950,525	UBS AG	12/17/25	$10,189
CAD	8,104	USD	5,842	Citibank NA	12/19/25	(51)
CAD	25,357	USD	18,150	Citibank NA	12/19/25	(28)
CAD	6,859	USD	4,932	Citibank NA	12/19/25	(29)
USD	424,811	CAD	585,677	Citibank NA	12/17/25	6,285
USD	197,435	CAD	271,937	Citibank NA	12/19/25	3,088
USD	4,509	CAD	6,268	Citibank NA	12/19/25	29
USD	29,543	CAD	41,287	Citibank NA	12/19/25	36
USD	5,057	CAD	7,081	Citibank NA	12/19/25	(4)

EUR	2,819,565	USD	3,359,996	JPMorgan Chase Bank NA	12/17/25	(102,095)
EUR	52,855	USD	61,052	Citibank NA	12/19/25	26
EUR	4,176	USD	4,863	Goldman Sachs & Co. LLC	12/19/25	(38)
EUR	3,728	USD	4,325	Morgan Stanley & Co. LLC	12/19/25	(17)
EUR	5,477	USD	6,361	Morgan Stanley & Co. LLC	12/19/25	(32)
EUR	47,191	USD	55,196	Morgan Stanley & Co. LLC	12/19/25	(663)
EUR	43,023	USD	50,285	Morgan Stanley & Co. LLC	12/19/25	(567)
USD	11,398,188	EUR	9,671,607	Citibank NA	12/17/25	223,012
USD	512,658	EUR	432,317	Citibank NA	12/19/25	13,075
USD	34,014	EUR	28,683	Citibank NA	12/19/25	867
USD	34,002	EUR	28,683	Goldman Sachs & Co. LLC	12/19/25	856
USD	512,487	EUR	432,317	Goldman Sachs & Co. LLC	12/19/25	12,904
USD	4,398	EUR	3,728	Goldman Sachs & Co. LLC	12/19/25	89
USD	3,668	EUR	3,121	Goldman Sachs & Co. LLC	12/19/25	62
USD	4,376	EUR	3,757	Goldman Sachs & Co. LLC	12/19/25	35
USD	512,578	EUR	432,317	Morgan Stanley & Co. LLC	12/19/25	12,995
USD	34,008	EUR	28,683	Morgan Stanley & Co. LLC	12/19/25	862
USD	6,166	EUR	5,231	Morgan Stanley & Co. LLC	12/19/25	121
USD	5,066	EUR	4,350	Morgan Stanley & Co. LLC	12/19/25	40
USD	4,914	EUR	4,191	Morgan Stanley & Co. LLC	12/19/25	71
USD	52,074	EUR	44,407	Morgan Stanley & Co. LLC	12/19/25	757
USD	4,189	EUR	3,613	Morgan Stanley & Co. LLC	12/19/25	14
USD	512,616	EUR	432,317	UBS AG	12/19/25	13,033
USD	34,011	EUR	28,683	UBS AG	12/19/25	865
USD	4,099	EUR	3,511	UBS AG	12/19/25	42
USD	354,986	GBP	262,606	Bank of America NA	12/19/25	9,983
USD	51,283	GBP	38,074	Bank of America NA	12/19/25	1,263
USD	30,985	GBP	23,075	Bank of America NA	12/19/25	670
USD	354,926	GBP	262,606	Citibank NA	12/19/25	9,923
USD	354,857	GBP	262,606	Goldman Sachs & Co. LLC	12/19/25	9,853
USD	234,504	IDR	3,872,677,178	UBS AG	12/17/25	1,813
USD	1,353,630	JPY	198,026,996	JPMorgan Chase Bank NA	12/17/25	63,120
USD	356,385	MYR	1,494,322	Goldman Sachs & Co. LLC	12/17/25	(820)
USD	3,225,782	NZD	5,402,116	UBS AG	12/17/25	128,765
USD	774,010	PLN	2,817,120	UBS AG	12/17/25	11,476
USD	360,803	ZAR	6,360,654	Goldman Sachs & Co. LLC	12/17/25	(4,987)
						$426,888

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-BTP 10-Year Bonds	17	December 2025	$2,379,427	$57,182
Euro-OAT 10-Year Bonds	43	December 2025	6,075,054	93,691
Japanese 10-Year Government Bonds	5	December 2025	4,413,730	(24,366)
Japanese 10-Year Mini Government Bonds	16	December 2025	1,411,979	(1,817)
Korean Treasury 10-Year Bonds	14	December 2025	1,142,994	(23,210)
U.K. Gilt 10-Year Bonds	82	December 2025	10,085,062	284,583
U.S. Treasury 5-Year Notes	106	December 2025	11,576,359	(21,129)
			$37,084,605	$364,934
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	59	December 2025	$12,286,289	$21,143
U.S. Treasury 10-Year Notes	15	December 2025	1,690,078	3,346
Euro-Bund 10-Year Bonds	10	December 2025	1,491,414	5,378
U.S. Treasury Long Bonds	5	December 2025	586,563	(2,979)
			$16,054,344	$26,888
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30		$1,100,000	$76,705	$9,334	$86,039
Markit CDX North America Investment Grade Index Series 44	Buy	(1.00)%	6/20/30		$6,900,000	(155,724)	(3,825)	(159,549)
Markit iTraxx Europe Crossover Index Series 43	Sell	5.00%	6/20/30	EUR	2,762,648	286,005	63,699	349,704
Markit iTraxx Europe Senior Financial Index Series 44	Sell	1.00%	12/20/30	EUR	3,500,000	77,759	7,142	84,901
						$284,745	$76,350	$361,095
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GDR	–	Global Depositary Receipt
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $22,117,286. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,288,892.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $68,986,413, which represented 8.9% of total net assets.
(7)Escrowed to maturity in U.S. government securities or state and local government securities.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $22,624,436, which includes securities collateral of $1,767,381.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$370,310,916	—	—
Common Stocks	157,180,463	$52,171,511	—
U.S. Treasury Securities	—	58,406,454	—
U.S. Government Agency Mortgage-Backed Securities	—	32,849,750	—
Collateralized Mortgage Obligations	—	25,847,245	—
Corporate Bonds	—	17,913,525	—
Sovereign Governments and Agencies	—	13,664,337	—
Asset-Backed Securities	—	6,557,112	—
Commercial Mortgage-Backed Securities	—	4,267,576	—
Collateralized Loan Obligations	—	3,460,357	—
Municipal Securities	—	2,474,570	—
Preferred Securities	—	1,436,006	—
Exchange-Traded Funds	227,589	—	—
Short-Term Investments	28,621,592	24,454,338	—
	$556,340,560	$243,502,781	—
Other Financial Instruments
Futures Contracts	$24,489	$440,834	—
Swap Agreements	—	520,644	—
Forward Foreign Currency Exchange Contracts	—	536,219	—
	$24,489	$1,497,697	—
Liabilities
Other Financial Instruments
Futures Contracts	$24,108	$49,393	—
Swap Agreements	—	159,549	—
Forward Foreign Currency Exchange Contracts	—	109,331	—
	$24,108	$318,273	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$28,574	—	$3,236	$694	$26,032	547	$(265)	$340
American Century Focused Dynamic Growth ETF(3)	25,534	—	498	2,584	27,620	214	635	—
American Century Focused Large Cap Value ETF	24,734	—	21	559	25,272	347	13	75
American Century Multisector Income ETF	35,630	—	—	451	36,081	813	—	513
American Century Quality Diversified International ETF	31,932	—	4,395	(11)	27,526	446	2,315	—
American Century Short Duration Strategic Income ETF	4,619	$17,744	—	56	22,419	433	—	108
American Century U.S. Quality Growth ETF	35,503	3,997	—	2,025	41,525	360	—	14
American Century U.S. Quality Value ETF(4)	35,627	4,156	—	1,663	41,446	645	—	193
Avantis Emerging Markets Equity ETF(4)	30,192	—	6,863	1,750	25,079	323	1,328	—
Avantis International Equity ETF	23,193	2,471	32	2,053	27,685	349	1	—
Avantis International Small Cap Value ETF(4)	8,422	—	193	825	9,054	101	116	—
Avantis U.S. Equity ETF	43,502	2,925	11	3,076	49,492	449	11	118
Avantis U.S. Small Cap Value ETF	10,412	60	(1)	607	11,080	113	—	52
	$337,874	$31,353	$15,248	$16,332	$370,311	5,140	$4,154	$1,413
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.